Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Foreign Exchange Currency

As at December 31, 2025 and 2024, significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

	2025	2024
Cash and cash equivalents	396,859	$152,087
Accounts receivable	21,558	$63,120
Accounts payable	(5,211,836)	$(12,812,027)
Loans payable	(3,461,250)	$(4,176,234)
Lease liability	-	$(45,353)
Total	(8,254,669)	$(16,818,407)

Summary of Maturity Profile of the Contractual Cash Flow

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2025	Less than 1 year	1 – 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$18,792,482	$-	$-	$18,792,482
Loans payable	4,972,059	-	-	4,972,059
Convertible debt	11,823,815	-	-	11,823,815
Total liabilities	$35,588,356	$-	$-	$35,588,356

As at December 31, 2024	Less than 1 year	1 – 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$14,807,865	$-	$-	$14,807,865
Loans payable	5,361,978	-	-	5,361,978
Lease liability	25,200	50,400	-	75,600
Convertible debt	11,061,497	-	-	11,061,497
Total liabilities	$31,256,540	$50,400	$-	$31,306,940

As at December 31, 2023	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,065,019	$		$-	$14,065,019
Loans payable	3,464,450		-	-	3,464,450
Lease liability	58,919		116,651	60,921	236,491
RSU obligation	18,398		-	-	18,398
Convertible debt	1,361,525		11,988,362	-	13,349,887
Total liabilities	$18,968,311		$12,105,013	$60,921	$31,134,245